Revenue Recognition - Performance Obligations (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Revenue Recognition
Remaining performance obligations	$ 23.2	$ 23.9
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue Recognition
Percentage of remaining performance obligations as revenue		71.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-07-01
Revenue Recognition
Percentage of remaining performance obligations as revenue	69.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue Recognition
Percentage of remaining performance obligations as revenue		29.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-07-01
Revenue Recognition
Percentage of remaining performance obligations as revenue	31.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months